Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary Of Deferred Tax Assets And Liabilities

(in thousands)	2012	2011

Deferred tax assets:
Previously securitized loans	$ 5,921	$ 6,669
Allowance for loan losses	7,100	7,310
Deferred compensation payable	2,812	2,932
Underfunded pension liability	3,029	2,874
Accrued expenses	1,869	1,729
Impaired assets	1,086	1,362
Impaired security losses	9,814	10,386
Intangible assets	2,928	-
Other	2,963	2,752
Total Deferred Tax Assets	37,522	36,014
Deferred tax liabilities:
Intangible assets	-	925
Unrealized securities gains	2,145	495
Other	2,640	2,375
Total Deferred Tax Liabilities	4,785	3,795
Net Deferred Tax Assets	$ 32,737	$ 32,219

Summary Of Income Tax Expense

(in thousands)	2012	2011	2010

Current:
Federal	15,509	20,052	17,147
State	2,259	2,809	2,541
Total current	17,768	22,861	19,688

Total deferred	2,530	(2,290)	(1,235)
Income tax expense	20,298	20,571	18,453

Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate

(in thousands)	2012	2011	2010

Computed federal taxes at statutory rate	20,735	21,437	20,096
State income taxes, net of federal tax benefit	1,591	1,654	1,586
Tax effects of:
Tax-exempt interest income	(712)	(785)	(804)
Bank-owned life insurance	(1,044)	(1,172)	(1,269)
Tax reserve adjustment	8	(70)	(85)
Other items, net	(280)	(493)	(1,071)
Income tax expense	20,298	20,571	18,453

Reconciliatoin Of The Unrecognized Tax Benefits Rollforward

(in thousands)	2012	2011

Balance at January 1,	3,649	3,645
Additions for current year tax positions	727	866
Additions for prior year tax positions	-	-
Decreases for prior year tax positions	-	(862)
Decreases for settlements with tax authorities	-	-
Decreases related to lapse of applicable statute of limitation	-	-
Balance at December 31	4,376	3,649